Equity - Schedule of stock-based compensation expenses (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of stock-based compensation expenses [Line Items]
Total stock-based compensation	$ 13,466,620	$ 1,419,000
Research and development expenses [Member]
Schedule of stock-based compensation expenses [Line Items]
Total stock-based compensation	8,667,172	1,419,000
General and administrative expenses [Member]
Schedule of stock-based compensation expenses [Line Items]
Total stock-based compensation	4,090,761
Selling and marketing expenses [Member]
Schedule of stock-based compensation expenses [Line Items]
Total stock-based compensation	$ 708,687